SIGNIFICANT ACCOUNTING POLICIES (Details 6)	12 Months Ended
Feb. 28, 2015
SIGNIFICANT ACCOUNTING POLICIES
Equity method investment, ownership percentage in limited partnerships (as a percent)	10.00%